Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of Supplemental Information Related to Operating Leases

A summary of supplemental information related to operating leases is as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Operating lease ROU assets	147,501	173,915
Operating lease liabilities-non-current	109,526	123,157
Operating lease liabilities-current	39,409	53,435
Total operating lease liabilities	148,935	176,592
Weighted average remaining lease term	4.00 years	3.58 years
Weighted average discount rate	3.65%	3.42%

Summary of Lease Cost Recognized and Supplemental Cashflow Information Related to Operating Lease

A summary of lease cost recognized in the Group’s consolidated statements of operations and supplemental cashflow information related to operating leases is as follows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease cost	87,251	71,888	59,958
Short-term lease cost	2,080	1,898	2,826
Variable cost	1,117	358	1,602
Cash paid for operating leases	96,296	74,550	58,731
Right-of-use assets obtained in exchange for operating lease liabilities	36,263	150,747	90,321

Summary of Maturity of Operating Lease Liabilities under Non-Cancelable Operating Leases

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2025 is as follows:

As of December 31,
2025
RMB
2026	61,282
2027	48,228
2028	37,814
2029	31,458
2030	10,147
2031 and thereafter	703
Total lease payment	189,632
Less: interest	(13,040)
Present value of operating lease liability	176,592